Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2017
Segment Reporting [Abstract]
Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions

	Year Ended April 30,
	2017	2016	2015
Net sales:
U.S. Retail Coffee	$2,108.6	$2,239.2	$2,076.1
U.S. Retail Consumer Foods	2,085.4	2,269.7	2,330.8
U.S. Retail Pet Foods	2,135.9	2,250.4	239.1
International and Foodservice	1,062.4	1,051.9	1,046.7
Total net sales	$7,392.3	$7,811.2	$5,692.7
Segment profit:
U.S. Retail Coffee	$682.4	$722.6	$623.2
U.S. Retail Consumer Foods	458.2	467.5	466.0
U.S. Retail Pet Foods	481.0	493.9	(6.4)
International and Foodservice	185.1	179.0	161.6
Total segment profit	$1,806.7	$1,863.0	$1,244.4
Amortization	(207.3)	(208.4)	(109.7)
Impairment charges	(133.2)	—	(1.2)
Interest expense – net	(163.1)	(171.1)	(79.9)
Other debt costs	—	—	(173.3)
Unallocated derivative (losses) gains	(27.2)	12.0	(24.5)
Cost of products sold – special project costs (A)	(5.7)	(12.2)	(6.2)
Other special project costs (A)	(76.9)	(135.9)	(56.6)
Corporate administrative expenses	(324.9)	(373.2)	(274.2)
Other income – net	10.0	3.7	4.2
Income before income taxes	$878.4	$977.9	$523.0
Assets:
U.S. Retail Coffee	$4,909.9	$5,002.0	$4,852.4
U.S. Retail Consumer Foods	3,157.2	3,288.5	3,063.1
U.S. Retail Pet Foods	6,232.9	6,321.6	7,556.4
International and Foodservice	1,053.4	1,168.6	1,105.1
Unallocated (B)	286.3	203.4	229.3
Total assets	$15,639.7	$15,984.1	$16,806.3
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$95.7	$104.0	$102.7
U.S. Retail Consumer Foods	73.2	60.7	59.4
U.S. Retail Pet Foods	280.8	164.9	14.3
International and Foodservice	61.9	66.2	60.7
Unallocated (C)	40.6	34.3	31.3
Total depreciation, amortization, and impairment charges	$552.2	$430.1	$268.4
Additions to property, plant, and equipment:
U.S. Retail Coffee	$40.9	$51.4	$56.7
U.S. Retail Consumer Foods	49.7	90.3	117.7
U.S. Retail Pet Foods	70.5	11.9	19.4
International and Foodservice	31.3	47.8	53.9
Total additions to property, plant, and equipment	$192.4	$201.4	$247.7
(A) Special project costs include merger and integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
(B) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(C) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

Segment information related to net sales and long-lived assets
The following table presents certain geographical information.

	Year Ended April 30,
	2017	2016	2015
Net sales:
United States	$6,865.1	$7,300.8	$5,188.5
International:
Canada	$414.3	$416.0	$413.8
All other international	112.9	94.4	90.4
Total international	$527.2	$510.4	$504.2
Total net sales	$7,392.3	$7,811.2	$5,692.7
Assets:
United States	$15,214.3	$15,501.1	$16,332.0
International:
Canada	$380.9	$396.2	$360.8
All other international	44.5	86.8	113.5
Total international	$425.4	$483.0	$474.3
Total assets	$15,639.7	$15,984.1	$16,806.3
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,757.1	$1,773.9	$1,805.3
International:
Canada	$13.4	$10.7	$14.3
All other international	0.4	40.6	40.9
Total international	$13.8	$51.3	$55.2
Total long-lived assets (excluding goodwill and other intangible assets)	$1,770.9	$1,825.2	$1,860.5

Product sales information
The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2017	2016	2015
Coffee	34%	34%	44%
Pet food	19	19	3
Pet snacks	10	10	1
Peanut butter	10	9	13
Fruit spreads	5	4	6
Shortening and oils	4	4	6
Baking mixes and frostings	3	3	5
Frozen handheld	3	3	3
Flour and baking ingredients	2	2	4
Juices and beverages	2	2	3
Portion control	2	2	2
Canned milk	1	3	4
Other	5	5	6
Total product sales	100%	100%	100%